Income Taxes - Reconciliation Income Tax Rate to Income Before Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Reconciliation Of Provision Of Income Taxes [Line Items]
Income tax expense at federal statutory rate, Percentage	35.00%	35.00%	35.00%
State tax expense, net, Percentage	2.00%	6.00%	6.00%
FICA tip and work opportunity credits, Percentage	(10.00%)	(12.00%)	(17.00%)
Nondeductible (nontaxable) insurance, Percentage	(1.00%)	3.00%	(3.00%)
Other items, net, Percentage	2.00%	1.00%	(22.00%)
Total income tax expense (benefit) from continuing operations, Percentage	28.00%	33.00%	(1.00%)
Income tax expense at federal statutory rate	$ 7,058	$ 5,005	$ 3,034
State tax expense, net	443	831	522
FICA tip and work opportunity credits	(2,200)	(1,743)	(1,474)
Nondeductible (nontaxable) insurance	(160)	450	(237)
Other items, net	451	110	(1,933)
Total income tax expense (benefit) from continuing operations	$ 5,592	$ 4,653	$ (88)